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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds

                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.  Schedule of Investments.





The Alger Institutional Funds
LargeCap Growth Institutional Fund
Schedule of Investments
January 31, 2007


                                                    Shares             Value
                                                 ------------      ------------
Common Stocks-97.3%

AEROSPACE & DEFENSE-3.7%
Boeing Company                                          8,850      $    792,606
General Dynamics Corporation                           14,350         1,121,453
L-3 Communications Holdings, Inc.                       8,150           671,071
                                                                   ------------
                                                                      2,585,130
                                                                   ------------

BEVERAGES-1.4%
PepsiCo, Inc.                                          15,400         1,004,696
                                                                   ------------


BIOTECHNOLOGY-2.5%
Amgen Inc.                                             15,740         1,107,624
Gilead Sciences, Inc.                                   9,850           633,552
                                                                   ------------
                                                                      1,741,176
                                                                   ------------

CAPITAL MARKETS-2.6%
Bear Stearns Companies Inc.                             4,300           708,855
Goldman Sachs Group, Inc.                               5,100         1,082,016
                                                                   ------------
                                                                      1,790,871
                                                                   ------------

COMMUNICATION EQUIPMENT-4.8%
Cisco Systems, Inc.*                                   43,550         1,157,995
Corning Incorporated*                                  35,750           745,030
Research In Motion Limited*                            11,250         1,437,525
                                                                   ------------
                                                                      3,340,550
                                                                   ------------

COMPUTERS & PERIPHERALS-6.8%
Apple Computer, Inc.*                                  20,500         1,757,465
EMC Corporation *                                      44,700           625,353
Hewlett-Packard Company                                12,800           553,984
Memc Electronic Materials, Inc.*                       34,700         1,818,280
                                                                   ------------
                                                                      4,755,082
                                                                   ------------

CONGLOMERATE-1.8%
ITT Industries, Inc.                                   21,100         1,258,615
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.5%
AT&T Corp.                                             28,550         1,074,337
                                                                   ------------

EDUCATION-1.1%
Laureate Education Inc.*                               12,650           763,301
                                                                   ------------

ELECTRONICS-1.8%
Nintendo Co., Ltd. ADR#                                33,950         1,248,987
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
Emerson Electric Co.                                   15,900           715,023
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-4.3%
Cameron International Corp.*                           16,300           855,750
National-Oilwell Varco Inc.*                           18,600         1,127,904
Schlumberger Limited                                   10,700           679,343
Transocean Inc.*                                        4,550           352,034
                                                                   ------------
                                                                      3,015,031
                                                                   ------------

FINANCE-1.1%
Intercontinental Exchange Inc. *                        5,900           770,245
                                                                   ------------

FINANCIAL SERVICES-4.9%
AllianceBernstein Holding LP                            4,650           418,919
Chicago Mercantile Exchange Holdings Inc.               1,250           704,125
Hong Kong Exchanges & Clearing Limited                 62,800           681,214
Industrial and Commercial Bank Of China*              995,500           577,537
UBS AG                                                 16,300         1,027,063
                                                                   ------------
                                                                      3,408,858
                                                                   ------------

FOOD & STAPLES RETAILING-2.8%
Walgreen Co.                                           30,400         1,377,120
Whole Foods Market, Inc.                               12,900           557,151
                                                                   ------------
                                                                      1,934,271
                                                                   ------------

HEALTH & PERSONAL CARE-.8%
Brookdale Senior Living Inc.                           11,200           537,600
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-.5%
Baxter International Inc.                               7,250           360,035
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-3.9%
Health Net Inc.*                                       34,850         1,697,544
Quest Diagnostics Incorporated                         19,050           999,744
                                                                   ------------
                                                                      2,697,288
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-3.8%
International Game Technology                          19,400           843,124
Melco PBL Entertainment (Macau) Limited*               14,250           275,595
Royal Caribbean Cruises Ltd.                           19,250           864,903
Starbucks Corporation*                                 10,150           354,641
Wyndham Worldwide Corporation*                         10,400           324,480
                                                                   ------------
                                                                      2,662,743
                                                                   ------------

HOUSEHOLD DURABLES-.8%
Harman International Industries,  Incorporated          6,050           572,149
                                                                   ------------

HOUSEHOLD PRODUCTS-2.3%
Procter & Gamble Company                               24,250         1,573,098
                                                                   ------------

INDUSTRIAL CONGLOMERATES-2.4%
3M Co.                                                  8,600           638,980
General Electric Company                               28,300         1,020,215
                                                                   ------------
                                                                      1,659,195
                                                                   ------------

INSURANCE-1.5%
Hartford Financial Services Group, Inc. (The)          11,000         1,044,010
                                                                   ------------

INTERNET & CATALOG RETAIL-3.0%
eBay Inc.*                                             63,250         2,048,661
                                                                   ------------

INTERNET SOFTWARE & SERVICES-3.5%
Google Inc. Cl. A*                                      3,800         1,904,940
Yahoo! Inc. *                                          19,150           542,137
                                                                   ------------
                                                                      2,447,077
                                                                   ------------

MACHINERY-1.1%
Caterpillar Inc.                                        6,950           445,286
Joy Global Inc.                                         7,550           350,849
                                                                   ------------
                                                                        796,135
                                                                   ------------

MEDIA-2.3%
Disney (Walt) Company                                  14,550           511,724
News Corporation Cl. A                                  7,550           175,538
XM Satellite Radio Holdings Inc. Cl. A*                66,300           942,122
                                                                   ------------
                                                                      1,629,384
                                                                   ------------

METALS & MINING-4.2%
Freeport-McMoRan Copper & Gold, Inc. Cl. B             17,200           989,172
Goldcorp, Inc.                                         37,250         1,032,198
Phelps Dodge Corporation                                7,050           871,380
                                                                   ------------
                                                                      2,892,750
                                                                   ------------

MULTILINE RETAIL-1.6%
Federated Department Stores, Inc.                      26,000         1,078,740
                                                                   ------------

OIL & GAS-2.1%
EOG Resources, Inc.                                     9,700           670,561
Valero Energy Corporation                              14,700           797,916
                                                                   ------------
                                                                      1,468,477
                                                                   ------------

PHARMACEUTICALS-1.8%
Sepracor Inc.*                                         11,750           670,455
Wyeth                                                  11,900           587,979
                                                                   ------------
                                                                      1,258,434
                                                                   ------------

REAL ESTATE-1.4%
Jones Lang LaSalle Incorporated                         9,000           940,500
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.0%
Intel Corporation                                      32,200           674,912
                                                                   ------------

SOFTWARE-6.5%
Adobe Systems Incorporated                             14,500           563,615
Electronic Arts Inc.*                                   7,150           357,500
Microsoft Corporation                                  56,450         1,742,047
Symantec Corporation*                                  46,700           827,057
TomTom NV*                                             24,700         1,029,046
                                                                   ------------
                                                                      4,519,265
                                                                   ------------

SPECIALTY RETAIL-2.2%
Best Buy Co., Inc.                                     12,900           650,160
Home Depot, Inc.                                        7,100           289,254
The Gap, Inc.                                          30,250           579,893
                                                                   ------------
                                                                      1,519,307
                                                                   ------------

TOBACCO-2.5%
Altria Group, Inc.                                     20,050         1,752,170
                                                                   ------------

TRANSPORTATION-1.4%
Textron Inc.                                           10,050           936,359
                                                                   ------------

UTILITIES-1.1%
Veolia Environnement                                   11,050           779,246
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.5%
American Tower Corporation Cl. A*                      32,300         1,286,509
NII Holdings Inc. Cl. B*                               15,650         1,154,970
                                                                   ------------
                                                                      2,441,479
                                                                   ------------

Total Common Stocks
  (Cost $62,783,434)                                                 67,695,187
                                                                   ------------


Short-Term Investments-4.1%                          Amount
                                                   ----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.875%, 2/1/07
(Cost $2,820,000)                                  $2,820,000         2,820,000
                                                                   ------------


Total Investments
(Cost $65,603,434)(a)                                   101.4%       70,515,187
Liabilities in Excess of Other Assets                    (1.4)         (953,628)
                                                   ----------      ------------
Net Assets                                              100.0%     $ 69,561,559
                                                   ==========      ============



* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,603,434 amounted to $4,911,753 which consisted of aggregate gross unrealized appreciation of $5,652,983 and aggregate gross unrealized depreciation of $741,230.

The Alger Institutional Funds
SmallCap Growth Institutional Fund
Schedule of Investments
January 31, 2007

                                                    Shares             Value
                                                 ------------      ------------

Common Stocks-93.4%

ADVERTISING-1.2%
24/7 Real Media, Inc.*                                494,800      $  5,002,428
                                                                   ------------

AEROSPACE & DEFENSE-3.0%
BE Aerospace, Inc.*                                   171,655         5,111,886
Esterline Technologies Corporation*                    97,375         3,892,078
SI International Inc.*                                122,230         3,526,336
                                                                   ------------
                                                                     12,530,300
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                               271,890         3,009,822
                                                                   ------------

APPAREL-.6%
Gymboree Corp.*                                        60,350         2,612,552
                                                                   ------------

AUTO COMPONETS-.5%
LKQ Corporation*                                       93,370         1,999,985
                                                                   ------------

AUTO EQUIPMENT & SERVICES-.7%
Tenneco Inc.*                                         129,655         3,014,479
                                                                   ------------

BIOTECHNOLOGY-2.3%
Alexion Pharmaceuticals, Inc.*                         55,950         2,325,842
InterMune Inc.*                                        92,105         3,223,675
Neurocrine Biosciences, Inc.*                         151,750         2,121,464
Regeneron Pharmaceuticals, Inc.*                       96,540         1,920,181
                                                                   ------------
                                                                      9,591,162
                                                                   ------------

BUILDING & CONSTRUCTION-.8%
North American Energy Partner*                        186,150         3,190,611
                                                                   ------------

BUSINESS SERVICES-1.1%
TeleTech Holdings Inc.*                               168,850         4,550,508
                                                                   ------------

CAPITAL MARKETS-1.2%
Greenhill & Co., Inc.                                  68,460         5,129,708
                                                                   ------------

CHEMICALS-.8%
Zoltek Companies, Inc.*                               128,780         3,441,002
                                                                   ------------

COMMERCIAL BANKS-3.0%
Boston Private Financial Holdings, Inc.               161,755         4,677,955
Signature Bank*                                       125,360         4,150,670
Wintrust Financial Corporation                         77,940         3,568,872
                                                                   ------------
                                                                     12,397,497
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.7%
American Reprographics Co.*                           132,675         4,155,380
FTI  Consulting, Inc.*                                154,660         4,239,231
Gevity HR, Inc.                                       136,310         3,008,362
                                                                   ------------
                                                                     11,402,973
                                                                   ------------

COMMUNICATION EQUIPMENT-2.0%
Polycom, Inc.*                                        132,555         4,456,499
Sonus Networks, Inc.*                                 564,235         4,085,062
                                                                   ------------
                                                                      8,541,561
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.1%
Dobson Communications Corp.                           482,900         4,679,301
                                                                   ------------

COMPUTER SERVICES-1.1%
Internap Network Services Corporation*                244,155         4,453,387
                                                                   ------------

COMPUTER TECHNOLOGY-1.1%
Atheros Communications*                               198,435         4,714,816
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.1%
URS Corporation*                                      110,655         4,754,845
Williams Scotsman International Inc.*                 205,630         4,157,839
                                                                   ------------
                                                                      8,912,684
                                                                   ------------

DRUG DISTRIBUTION-.8%
Hecla Mining Co.                                      494,300         3,524,359
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.0%
United Therapeutics Corporation*                       73,965         3,964,524
                                                                   ------------

ELECTRIC SERVICES-1.2%
ITC Holdings Corp.*                                   113,470         4,935,945
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.9%
Dril-Quip Inc.                                         96,020         3,571,944
Horizon Offshore, Inc.*                               247,855         4,163,964
                                                                   ------------
                                                                      7,735,908
                                                                   ------------

FINANCE-.9%
WNS Holdings Limited*                                 109,990         3,724,261
                                                                   ------------

FINANCIAL INFORMATION SERVICES-.7%
GFI Group Inc.*                                        47,720         3,053,126
                                                                   ------------

FINANCIAL SERVICES-1.9%
International  Securities Exchange, Inc.               68,270         2,828,426
Cohen & Steers, Inc.                                  101,450         4,945,688
                                                                   ------------
                                                                      7,774,114
                                                                   ------------

FOOD & BEVERAGES-1.1%
Hain Celestial Group Inc. (The)*                      155,565         4,573,611
                                                                   ------------

HEALTH CARE-.9%
Gentiva Health Services Inc.*                         199,265         3,945,447
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.0%
Hologic, Inc.*                                         89,850         4,991,168
Illumina, Inc.*                                       106,630         4,355,836
Thoratec Corporation*                                 185,100         3,333,651
Ventana Medical Systems, Inc.*                         95,905         4,037,601
                                                                   ------------
                                                                     16,718,256
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.4%
Parexel International Corporation*                    157,830         5,168,933
Psychiatric Solutions, Inc.*                          131,970         5,138,912
Sierra Health Services, Inc.*                         122,290         4,916,058
WellCare Health Plans Inc.*                            37,070         2,872,184
                                                                   ------------
                                                                     18,096,087

HOTELS, RESTAURANTS & LEISURE-1.1%
Orient-Express Hotels Ltd. Cl. A                       95,740         4,562,011
                                                                   ------------

INSURANCE-1.8%
First Mercury Financial Corporation*                  151,650         3,321,135
Ohio Casualty Corporation                             136,715         4,038,561
                                                                   ------------
                                                                      7,359,696
                                                                   ------------

INTERNET & CATALOG RETAIL-2.0%
Coldwater Creek Inc.*                                 169,355         3,158,471
Priceline.com Incorporated*                           120,010         5,114,826
                                                                   ------------
                                                                      8,273,297
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.5%
Acme Packet, Inc.*                                    132,800         2,108,864
Allscripts Healthcare Solutions, Inc.*                167,250         5,117,850
DealerTrack Holdings Inc.*                            175,195         4,856,405
Omniture Inc.*                                        158,755         2,409,901
WebEx Communications, Inc.*                           116,400         4,316,112
                                                                   ------------
                                                                     18,809,132
                                                                   ------------

IT SERVICES-1.0%
Wright Express Corp.*                                 135,545         4,184,274
                                                                   ------------

LEISURE & ENTERTAINMENT-1.2%
WMS Industries Inc.*                                  122,225         4,847,444
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                               78,095         4,232,749
                                                                   ------------

MACHINERY-3.0%
Actuant Corporation Cl. A                              83,130         4,139,043
Bucyrus International, Inc. Cl. A                      78,880         3,660,821
Gardner Denver Inc.*                                  124,000         4,780,200
                                                                   ------------
                                                                     12,580,064
                                                                   ------------

MANUFACTURING-.6%
Silgan Holdings Inc.                                   51,550         2,414,087
                                                                   ------------

MEDIA-2.6%
Focus Media Holding Limited ADR*#                      33,350         2,756,711
NeuStar, Inc. Cl. A*                                  132,260         4,085,511
World Wrestling Entertainment, Inc. Cl. A             243,395         3,913,792
                                                                   ------------
                                                                     10,756,014
                                                                   ------------

MEDICAL DEVICES-.4%
Dexcom Inc.*                                          198,000         1,762,200
                                                                   ------------

MEDICAL PRODUCTS-1.1%
Indevus Pharmaceuticals, Inc.*                        347,750         2,236,033
Omrix Biopharmaceuticals, Inc.*                        62,450         2,128,296
                                                                   ------------
                                                                      4,364,329
                                                                   ------------

MEDICAL TECHNOLOGY-.6%
Hansen Medical, Inc.*                                 156,950         2,509,631
                                                                   ------------

METALS-2.2%
RBC Bearings, Inc.*                                   152,490         4,678,393
SXR Uranium One, Inc.*                                337,250         4,431,465
                                                                   ------------
                                                                      9,109,858
                                                                   ------------

METALS & MINING-.7%
Breakwater Resources, Ltd.*                         1,878,185         2,854,841
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-.8%
Petrobank Energy and Resources Ltd.*                  214,910         3,414,920
                                                                   ------------

OIL & GAS-2.4%
Carrizo  Oil & Gas, Inc.*                              90,360         2,593,332
Gasco Energy, Inc.*                                   450,350         1,058,323
Mariner Energy Inc.*                                  179,000         3,599,690
Warren Resources Inc.*                                237,065         2,629,050
                                                                   ------------
                                                                      9,880,395
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.0%
Adams Respiratory Therapeutics, Inc.*                  95,405         4,278,914
                                                                   ------------

PHARMACEUTICALS-1.9%
Pharmion Corp.*                                        69,400         2,210,390
POZEN Inc.*                                           217,020         3,669,808
Vanda Pharmaceuticals Inc.*                            63,850         1,907,200
                                                                   ------------
                                                                      7,787,398
                                                                   ------------

REAL ESTATE-.1%
HFF Inc.*                                              26,950           503,965
                                                                   ------------

RESTAURANTS-1.1%
McCormick & Schmick's Seafood Restaurants, Inc.*      180,100         4,529,515
                                                                   ------------

RETAIL-1.4%
Phillips-Van Heusen Corporation                        90,320         4,981,148
Bebe Stores, Inc.                                      46,000           851,920
                                                                   ------------
                                                                      5,833,068
                                                                   ------------

SEMICONDUCTORS-.6%
Cirrus Logic, Inc.*                                   338,850         2,514,267
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.4%
FormFactor Inc.*                                       75,130         3,054,035
SiRF Technology Holdings, Inc.*                        96,665         2,838,084
                                                                   ------------
                                                                      5,892,119
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
Applied Micro Circuits Corporation*                   853,500         2,936,040
ATMI, Inc.*                                           122,605         4,099,911
Cymer, Inc.*                                           75,850         3,203,146
Microsemi Corporation*                                176,305         3,208,751
Tessera Technologies Inc.*                            121,270         4,637,365
                                                                   ------------
                                                                     18,085,213
                                                                   ------------

SOFTWARE-3.3%
Synchronoss Technologies Inc. *                       260,925         4,018,245
Tibco Software Inc.*                                  485,780         4,508,038
VeriFone Holdings Inc.*                               131,645         5,261,851
                                                                   ------------
                                                                     13,788,134
                                                                   ------------

SPECIALTY RETAIL-1.7%
DSW Inc. Cl. A*                                        70,290         2,817,926
Aeropostale, Inc.*                                    113,405         4,075,776
                                                                   ------------
                                                                      6,893,702
                                                                   ------------

TELEPHONE COMMUNICATIONS-1.2%
NICE Systems Ltd.*                                    138,850         4,395,991
                                                                   ------------

TEXTILES & APPAREL-1.2%
Iconix Brand Group, Inc.*                             253,375         5,044,696
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.1%
Deckers Outdoor Corporation*                           75,150         4,381,990
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.2%
SBA Communications Corporation Cl. A*                 164,175         4,877,639
                                                                   ------------

Total Common Stocks
  (Cost $344,809,351)                                               387,941,967
                                                                   ------------

                                                   Principal
Short-Term Investments-6.8%                         Amount
                                                  -----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.875%, 2/1/07
(Cost $28,320,000)                                $28,320,000        28,320,000
                                                                   ------------

Total Investments
(Cost $373,129,351)(a)                                  100.2%      416,261,967
Liabilities in Excess of Other Assets                    (0.2)         (906,821)
                                                  -----------      ------------
Net Assets                                              100.0%     $415,355,146
                                                  ===========      ============



* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $373,129,351 amounted to $43,132,616 which consisted of aggregate gross unrealized appreciation of $49,198,271 and aggregate gross unrealized depreciation of $6,065,655.

The Alger Institutional Funds
Alger Capital Appreciation Institutional Fund
Schedule of Investments
January 31, 2007

Common Stocks-96.1%                                 Shares            Value
                                                 ------------      ------------

AEROSPACE & DEFENSE-4.4%
Armour Holdings, Inc.*                                 76,600      $  4,634,300
BE Aerospace, Inc.*                                    71,950         2,142,671
Boeing Company                                         10,200           913,512
L-3 Communications Holdings, Inc.                      21,400         1,762,076
                                                                   ------------
                                                                      9,452,559
                                                                   ------------

BIOTECHNOLOGY-2.4%
Alexion Pharmaceuticals, Inc.*                          9,300           386,601
Amgen Inc.                                             28,150         1,980,916
Gilead Sciences, Inc.                                  32,100         2,064,672
Neurocrine Biosciences, Inc.*                          48,100           672,438
                                                                   ------------
                                                                      5,104,627
                                                                   ------------

BUSINESS SERVICES-.5%
Endeavor Acquisition Corp.*                           101,900         1,109,691
                                                                   ------------

CAPITAL MARKETS-1.6%
Bear Stearns Companies Inc.                             6,250         1,030,313
Legg Mason, Inc.                                        5,350           560,948
National Financial Partners Corporation                38,000         1,865,800
                                                                   ------------
                                                                      3,457,061
                                                                   ------------

COMMERCIAL BANKS-.8%
Bank of America Corporation                            33,150         1,743,027
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-.5%
Net 1 UEPS Technologies, Inc.*                         41,400         1,121,940
                                                                   ------------

COMMUNICATION EQUIPMENT-5.8%
Cisco Systems, Inc.*                                   28,200           749,838
Corning Incorporated*                                 177,500         3,699,100
Nokia Oyj ADR#                                        114,100         2,521,610
Silicon Laboratories Inc.*                            115,300         3,702,283
Sonus Networks, Inc.*                                 232,800         1,685,472
                                                                   ------------
                                                                     12,358,303
                                                                   ------------

COMPUTER TECHNOLOGY-1.8%
Atheros Communications*                               118,480         2,815,085
NAVTEQ*                                                27,300           968,604
                                                                   ------------
                                                                      3,783,689
                                                                   ------------

COMPUTERS & PERIPHERALS-6.8%
Apple Computer, Inc.*                                  65,800         5,641,034
Autodesk, Inc.                                         12,600           550,872
Hewlett-Packard Company                                55,500         2,402,040
Memc Electronic Materials, Inc.*                       70,600         3,699,440
NCR Corporation*                                       23,240         1,101,344
Seagate Technology                                     44,500         1,205,505
                                                                   ------------
                                                                     14,600,235
                                                                   ------------

CONSTRUCTION & ENGINEERING-1.2%
McDermott International, Inc.*                         48,100         2,483,884
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
Level 3 Communication Inc.*                           390,190         2,423,080
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.3%
United Therapeutics Corporation*                       53,200         2,851,520
                                                                   ------------

ELECTRICAL EQUIPMENT-.6%
AMETEK, Inc.                                           38,850         1,346,541
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.0%
Cameron International Corp.*                           43,700         2,294,250
Diamond Offshore Drilling Inc.                         23,600         1,992,784
Horizon Offshore, Inc.*                                51,800           870,240
National-Oilwell Varco Inc.*                           20,100         1,218,864
                                                                   ------------
                                                                      6,376,138
                                                                   ------------

FINANCIAL SERVICES-3.8%
AllianceBernstein Holding LP                           41,700         3,756,753
Chicago Mercantile Exchange Holdings Inc.               3,800         2,140,540
Lazard Ltd.                                            43,800         2,223,288
                                                                   ------------
                                                                      8,120,581
                                                                   ------------

FOOD & STAPLES RETAILING-2.2%
CVS Corporation                                       141,000         4,744,650
                                                                   ------------

FREIGHT & LOGISTICS-.5%
FedEx Corp.                                             9,300         1,026,720
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-1.8%
Petrobank Energy and Resources Ltd.*                  247,600         3,934,362
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.8%
Hologic, Inc.*                                         29,900         1,660,945
Intuitive Surgical, Inc.*                              21,800         2,145,338
Thoratec Corporation*                                  35,700           642,957
Ventana Medical Systems, Inc.*                         38,500         1,620,850
                                                                   ------------
                                                                      6,070,090

HEALTH CARE PROVIDERS & SERVICES-4.8%
Cardinal Health, Inc.                                  84,600         6,042,132
Health Net Inc.*                                       30,000         1,461,300
Humana Inc.*                                           16,800           932,400
Medco Health Solutions, Inc.*                          13,900           823,019
UnitedHealth Group Incorporated                        19,810         1,035,271
                                                                   ------------
                                                                     10,294,122
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-2.7%
Penn National Gaming, Inc.*                            24,400         1,069,208
Royal Caribbean Cruises Ltd.                          105,300         4,731,129
                                                                   ------------
                                                                      5,800,337

HOUSEHOLD PRODUCTS-1.3%
Procter & Gamble Company                               43,602         2,828,462
                                                                   ------------

INSURANCE-.4%
Hartford Financial Services Group, Inc. (The)           8,700           825,717
                                                                   ------------

INTERNET & CATALOG RETAIL-5.8%
eBay Inc.*                                            293,200         9,496,748
Nutri/System, Inc.                                     64,200         2,828,010
                                                                   ------------
                                                                     12,324,758
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.6%
DealerTrack Holdings Inc.*                             86,475         2,397,087
Yahoo! Inc. *                                          56,730         1,606,026
Google Inc. Cl. A*                                     11,600         5,815,080
                                                                   ------------
                                                                      9,818,193
                                                                   ------------

MACHINERY-.2%
Terex Corporation*                                      5,300           301,517
                                                                   ------------

MEDIA-4.1%
DreamWorks Animation SKG, Inc. Cl. A*                  78,600         2,214,948
Focus Media Holding Limited ADR*#                      27,950         2,310,347
Regal Entertainment Group                             191,000         4,297,500
                                                                   ------------
                                                                      8,822,795
                                                                   ------------

METALS-1.6%
SXR Uranium One, Inc.*                                128,000         1,681,920
Yamana Gold, Inc.                                     128,600         1,733,528
                                                                   ------------
                                                                      3,415,448
                                                                   ------------

METALS & MINING-1.5%
Breakwater Resources, Ltd.*                           721,900         1,097,288
Cameco Corporation                                     56,000         2,135,280
                                                                   ------------
                                                                      3,232,568
                                                                   ------------

MULTILINE RETAIL-.6%
Federated Department Stores, Inc.                      31,100         1,290,339
                                                                   ------------

OIL & GAS-1.7%
Sunoco, Inc.                                           33,600         2,121,168
Valero Energy Corporation                              15,900           863,052
Warren Resources Inc.*                                 63,600           705,324
                                                                   ------------
                                                                      3,689,544
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.0%
Adams Respiratory Therapeutics, Inc.*                  48,800         2,188,680
                                                                   ------------

PHARMACEUTICALS-4.3%
Abbott Laboratories                                    34,500         1,828,500
New River Pharmaceuticals Inc.*                        26,900         1,503,710
Salix Pharmaceuticals, Ltd.*                           82,600         1,172,920
Schering-Plough Corporation                            66,900         1,672,500
Sepracor Inc.*                                         53,000         3,024,180
                                                                   ------------
                                                                      9,201,810
                                                                   ------------

ROAD & RAIL-.8%
Burlington Northern Santa Fe Corporation               20,200         1,623,270
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.4%
FormFactor Inc.*                                       22,400           910,560
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
Microsemi Corporation*                                 30,553           556,065
ON Semiconductor Corporation*                         123,700         1,034,132
Tessera Technologies Inc.*                             41,900         1,602,256
Trident Microsystems, Inc.*                            96,800         2,020,216
                                                                   ------------
                                                                      5,212,669
                                                                   ------------

SOFTWARE-4.2%
Adobe Systems Incorporated                             34,100         1,325,467
Microsoft Corporation                                  82,700         2,552,122
Symantec Corporation*                                  73,600         1,303,456
Synchronoss Technologies Inc.*                         25,800           397,320
Tibco Software Inc.*                                   58,400           541,952
TomTom NV*                                             38,500         1,603,979
VeriFone Holdings Inc.*                                29,850         1,193,105
                                                                   ------------
                                                                      8,917,401
                                                                   ------------

SPECIALTY RETAIL-1.8%
Abercrombie & Fitch Co. Cl. A                          24,400         1,940,776
Crocs, Inc.*                                           20,800         1,047,072
Gamestop Corp Cl. A*                                   15,700           838,851
                                                                   ------------
                                                                      3,826,699
                                                                   ------------

TEXTILES & APPAREL-1.1%
Iconix Brand Group, Inc.*                             113,700         2,263,767
                                                                   ------------

TOBACCO-3.3%
Altria Group, Inc.                                     80,750         7,056,743
                                                                   ------------

TRANSPORTATION-.9%
Textron Inc.                                           19,500         1,816,815
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.7%
America Movil S.A. de C.V. Series L ADR#               32,700         1,450,572
American Tower Corporation Cl. A*                      41,569         1,655,693
NII Holdings Inc. Cl. B*                               47,850         3,531,330
Sprint Nextel Corporation                              76,100         1,356,863
                                                                   ------------
                                                                      7,994,458
                                                                   ------------

Total Common Stocks
  (Cost $191,501,453)                                               205,765,370
                                                                   ------------

                                                    Principal
Short-Term Investments-2.7%                          Amount
                                                   ----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.875%, 2/1/07
  (Cost $5,885,000)                                $5,885,000         5,885,000
                                                                   ------------


Total Investments
  (Cost $197,386,453)(a)                                 98.8%      211,650,370
Other Assets in Excess of Liabilities                     1.2         2,550,978
                                                   ----------      ------------
Net Assets                                              100.0%     $214,201,348
                                                   ==========      ============



* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $197,386,453 amounted to $14,263,917 which consisted of aggregate gross unrealized appreciation of $17,613,047 and aggregate gross unrealized depreciation of $3,349,130.

The Alger Institutional Funds
MidCap Growth Institutional Fund
Schedule of Investments
January 31, 2007

                                                    Shares            Value
                                                 ------------     -------------

Common Stocks-98.7

AEROSPACE & DEFENSE-4.6%
Armour Holdings, Inc.*                                402,515     $  24,352,158
BE Aerospace, Inc.*                                   642,490        19,133,352
L-3 Communications Holdings, Inc.                     241,000        19,843,940
                                                                  -------------
                                                                     63,329,450
                                                                  -------------

AUTO EQUIPMENT & SERVICES-.7%
Tenneco Inc.*                                         422,025         9,812,081
                                                                  -------------

BIOTECHNOLOGY-1.6%
Affymetrix Inc.*                                      370,600         9,250,176
Cephalon, Inc.*                                       145,625        10,544,706
Neurocrine Biosciences, Inc.*                         201,000         2,809,980
                                                                  -------------
                                                                     22,604,862
                                                                  -------------

BUSINESS SERVICES-.7%
TeleTech Holdings Inc.*                               389,900        10,507,805
                                                                  -------------

CAPITAL MARKETS-3.6%
Affiliated Managers Group, Inc.*                      134,575        14,991,655
National Financial Partners Corporation               293,600        14,415,760
TD Ameritrade Holding Corp.                         1,193,400        21,111,246
                                                                  -------------
                                                                     50,518,661
                                                                  -------------

COMMERCIAL BANKS-1.5%
Northern Trust Corporation                            336,300        20,430,225
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES-2.9%
Allied Waste Industries Inc.                        1,625,900        20,795,261
Net 1 UEPS Technologies, Inc.*                        719,607        19,501,350
                                                                  -------------
                                                                     40,296,611
                                                                  -------------

COMMUNICATION EQUIPMENT-1.7%
Research In Motion Limited*                           188,865        24,133,170
                                                                  -------------

COMPUTER SERVICES-.6%
CNET Networks, Inc.*                                  977,900         8,947,785
                                                                  -------------

COMPUTER TECHNOLOGY-1.3%
Atheros Communications*                               544,935        12,947,655
NAVTEQ*                                               159,885         5,672,720
                                                                  -------------
                                                                     18,620,375
                                                                  -------------

COMPUTERS & PERIPHERALS-2.8%
Isilon Systems, Inc.*                                 266,400         6,151,176
Memc Electronic Materials, Inc.*                      617,045        32,333,158
                                                                  -------------
                                                                     38,484,334
                                                                  -------------

CONGLOMERATE-1.8%
ITT Industries, Inc.                                  431,400        25,733,010
                                                                  -------------

CONSTRUCTION & ENGINEERING-2.0%
McDermott International, Inc.*                        525,540        27,138,886
                                                                  -------------

DRUGS & PHARMACEUTICALS-1.5%
United Therapeutics Corporation*                      379,055        20,317,348
                                                                  -------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.3%
Roper Industries, Inc.                                344,545        17,888,776
                                                                  -------------

ELECTRONICS-2.0%
Nintendo Co., Ltd. ADR#                               753,630        27,725,294
                                                                  -------------

ENERGY EQUIPMENT & SERVICES-6.0%
BJ Services Company                                   300,200         8,303,532
Cameron International Corp.*                          483,430        25,380,075
Nabors Industries Ltd.*                               283,900         8,596,492
National-Oilwell Varco Inc.*                          440,235        26,695,850
Suntech Power Holdings Co., Ltd. ADR*                 388,000        14,278,400
                                                                  -------------
                                                                     83,254,349
                                                                  -------------

FINANCE-1.1%
Intercontinental Exchange Inc.*                        68,100         8,890,455
WNS Holdings Limited*                                 198,300         6,714,438
                                                                  -------------
                                                                     15,604,893
                                                                  -------------

FINANCIAL SERVICES-4.1%
AllianceBernstein Holding LP                          143,600        12,936,924
Hong Kong Exchanges & Clearing Limited                625,460         6,784,590
Hudson City Bancorp Inc.                              504,720         6,949,994
International  Securities Exchange, Inc.              131,430         5,445,145
Lazard Ltd.                                           350,013        17,766,660
Wadell & Reed Financial, Inc.                         272,675         6,999,567
                                                                  -------------
                                                                     56,882,880
                                                                  -------------

FOOD & STAPLES RETAILING-1.0%
Whole Foods Market, Inc.                              310,600        13,414,814
                                                                  -------------


HEALTH & PERSONAL CARE-1.5%
Brookdale Senior Living Inc.                          427,600        20,524,800
                                                                  -------------

HEALTH CARE-.5%
Pharmaceutical Product Development, Inc.              196,300         6,772,350
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES-1.2%
Illumina, Inc.*                                       169,500         6,924,075
Mentor Corporation                                    198,505        10,121,770
                                                                  -------------
                                                                     17,045,845
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES-5.0%
Health Net Inc.*                                      426,350        20,767,509
McKesson Corporation                                  186,200        10,380,650
Psychiatric Solutions, Inc.*                          645,070        25,119,026
Quest Diagnostics Incorporated                        261,860        13,742,412
                                                                  -------------
                                                                     70,009,597
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE-7.0%
Cheesecake Factory Incorporated (The)*                716,100        19,785,843
International Game Technology                         363,300        15,789,018
Orient-Express Hotels Ltd. Cl. A                      354,195        16,877,392
Royal Caribbean Cruises Ltd.                          379,015        17,029,144
Scientific Games Corporation*                         280,310         8,700,822
Starbucks Corporation*                                199,400         6,967,036
Wyndham Worldwide Corporation*                        384,700        12,002,640
                                                                  -------------
                                                                     97,151,895
                                                                  -------------

HOUSEHOLD DURABLES-.7%
Harman International Industries, Incorporated         101,100         9,561,027
                                                                  -------------

INTERNET & CATALOG RETAIL-3.6%
Coldwater Creek Inc.*                                 429,200         8,004,580
eBay Inc.*                                            430,900        13,956,851
Netflix  Inc.*                                      1,197,887        27,311,824
                                                                  -------------
                                                                     49,273,255
                                                                  -------------

INTERNET SOFTWARE & SERVICES-2.3%
Allscripts Healthcare Solutions, Inc.*                820,355        25,102,863
DealerTrack Holdings Inc.*                            246,372         6,829,432
                                                                  -------------
                                                                     31,932,295
                                                                  -------------

LEISURE & ENTERTAINMENT-1.0%
Vail Resorts Inc.                                     297,800        13,773,250
                                                                  -------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.5%
Patterson-UTI Energy, Inc.                            285,100         6,885,165
                                                                  -------------

MEDIA-5.4%
Dolby Laboratories Inc. Cl. A*                        107,900         3,614,650
DreamWorks Animation SKG, Inc. Cl. A*                 633,000        17,837,940
Focus Media Holding Limited ADR*#                     147,040        12,154,326
Lamar Advertising Company, Cl. A*                      87,800         5,819,384
Regal Entertainment Group                           1,086,800        24,453,000
XM Satellite Radio Holdings Inc. Cl. A*               825,050        11,723,961
                                                                  -------------
                                                                     75,603,261
                                                                  -------------

MEDICAL PRODUCTS-.5%
Metabolix, Inc.*                                      440,800         7,043,984
                                                                  -------------

METALS-2.4%
SXR Uranium One, Inc.*                                885,475        11,635,141
Yamana Gold, Inc.                                   1,563,635        21,077,800
                                                                  -------------
                                                                     32,712,941
                                                                  -------------

METALS & MINING-1.8%
Goldcorp, Inc.                                        253,000         7,010,630
Paladin Resources Limited*                          1,036,080         7,066,066
Southern Copper Corp.                                 172,200        10,762,500
                                                                  -------------
                                                                     24,839,196
                                                                  -------------

OIL AND GAS EXPLORATION SERVICES-.7%
Petrobank Energy and Resources Ltd.*                  601,200         9,553,068
                                                                  -------------

OIL & GAS-.2%
Denbury Resources Inc.*                               106,200         2,941,740
                                                                  -------------

PERSONAL PRODUCTS-.6%
Bare Escentuals, Inc.*                                217,266         7,928,036
                                                                  -------------

PHARMACEUTICALS-2.2%
Barr Laboratories, Inc.*                              250,600        13,412,112
Endo Pharmaceuticals Holdings Inc.*                   230,300         7,074,816
Sepracor Inc.*                                        171,700         9,797,202
                                                                  -------------
                                                                     30,284,130
                                                                  -------------

PHOTOGRAPHY-.5%
Shutterfly, Inc.*                                     496,400         6,641,832
                                                                  -------------

REAL ESTATE-1.9%
Jones Lang LaSalle Incorporated                       248,295        25,946,827
                                                                  -------------

RETAIL-1.8%
Sothebys Holdings Inc., Cl A                          682,600        25,310,808
                                                                  -------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.0%
SiRF Technology Holdings, Inc.*                       490,535        14,402,108
                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.2%
Altera Corporation *                                  168,600         3,380,430
Tessera Technologies Inc.*                            614,345        23,492,553
Trident Microsystems, Inc.*                           805,200        16,804,524
                                                                  -------------
                                                                     43,677,507
                                                                  -------------

SOFTWARE-2.5%
Activision, Inc*                                    1,196,080        20,369,242
Electronic Arts Inc.*                                  68,300         3,415,000
VeriFone Holdings Inc.*                               258,900        10,348,233
                                                                  -------------
                                                                     34,132,475
                                                                  -------------

SPECIALTY RETAIL-3.1%
Chico's FAS, Inc.*                                    266,200         5,558,256
Gamestop Corp Cl. A*                                  457,258        24,431,295
PETSMART, Inc.                                        432,900        13,220,766
                                                                  -------------
                                                                     43,210,317
                                                                  -------------

TEXTILES & APPAREL-1.3%
Iconix Brand Group, Inc.*                             893,200        17,783,612
                                                                  -------------

UTILITIES-1.0%
Veolia Environnement                                  198,780        14,017,966
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES-2.5%
NII Holdings Inc. Cl. B*                              288,845        21,316,761
SBA Communications Corporation Cl. A*                 469,165        13,938,892
                                                                  -------------
                                                                     35,255,653
                                                                  -------------

Total Common Stocks
  (Cost $1,262,405,801)                                           1,369,860,549
                                                                  -------------

                                                   Principal
Short-Term Investments-1.0%                         Amount
                                                  -----------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.875%, 2/1/07
  (Cost $13,747,000)                              $13,747,000        13,747,000
                                                                 --------------


Total Investments
   (Cost $1,276,152,801)(a)                              99.7%    1,383,607,549
Other Assets in Excess of Liabilities                     0.3         4,210,792
                                                  -----------    --------------
Net Assets                                              100.0%   $1,387,818,341
                                                  ===========    ==============



* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,276,152,801 amounted to $107,454,748 which consisted of aggregate gross unrealized appreciation of $121,268,274 and aggregate gross unrealized depreciation of $13,813,526.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007





By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 20, 2007